Goodwill - Key assumptions used to determine recoverable amounts - Tax rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)	25.00%	28.92%	34.43%	34.43%	38.00%